Feb. 20, 2026
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF
Investment Objective
The Invesco Bloomberg Enhanced Fallen Angels ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Bloomberg U.S. High Yield Enhanced Fallen Angels Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.23%

Other Expenses	None

Total Annual Fund Operating Expenses	0.23

(1) Effective February 23, 2026, the Fund's management fee was reduced. “Management Fees” have been restated to reflect current fees.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$294

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Bloomberg Index Services Limited (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to track the performance of U.S. dollar denominated fixed-rate corporate bonds that were previously rated “investment grade” and have been downgraded to “high yield” based on ratings of Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”). The downgrade from “investment grade” to “high yield” connotes that the bonds that comprise the Underlying Index are “fallen angels.” “High yield” bonds are also known as “junk” bonds.
To be eligible for inclusion in the Underlying Index, a bond must be a U.S. dollar-denominated corporate bond that:
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is registered with the U.S. Securities & Exchange Commission (“SEC”), is a Section 3(a)(2) security under the Securities Act of 1933
(“Securities Act”) (which is a bond that is exempt from registration with the SEC), or is a Rule 144A security under the Securities Act (which is a privately placed security that is not registered with the SEC);
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is issued by companies domiciled in countries classified as developed markets by the Index Provider;
■
previously had a rating of “investment grade” (as determined by the Index Provider based on ratings from Moody's, S&P and Fitch);
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currently is rated “high yield” by the Index Provider and therefore has a Moody’s, S&P or Fitch rating of B1/B+/B+ or higher (up to the maximum rating of Ba1/BB+/BB+);
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has at least $300 million of outstanding face value;
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has a fixed-rate coupon; and
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has at least one year to final maturity.
The Index Provider reviews bonds' average ratings in order to assess whether they are “investment grade” or “high yield.” In determining whether a bond has an average rating of “investment grade” or “high yield,” ratings from Moody's, S&P and Fitch are considered. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine eligibility in the Underlying Index. If an issue is unrated, the Index Provider may consider expected ratings and/or issuer-level ratings adopted by a ratings agency.
As of the date of this prospectus, the Index Provider considers the following to be developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Switzerland, Sweden, the United Kingdom and the United States.
There is no limit to the number of constituents in the Underlying Index. Bonds that meet the Index Provider’s criteria for inclusion in the Underlying Index are weighted based on the time since a bond’s rating was downgraded to “high yield.” This means that bonds that have been downgraded within the last 12 months have the highest relative weighting in the Underlying Index, while bonds that were downgraded more than 12 months ago have lower relative weightings in the Underlying Index. Bonds that were downgraded 24 or more months ago have the lowest relative weightings in the Underlying Index. Individual issuers with weights of 4.75% or greater are capped at 24% of the total index market value. Any excess above the cap is redistributed pro rata to other issuers.
As of December 31, 2025, the Underlying Index was comprised of 96 constituents.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of December 31, 2025, the Underlying Index had significant exposure to the industrials sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	June 20, 2020	9.28%
Worst Quarter	March 31, 2020	-11.98%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	11/15/2007	8.75%	3.82%	5.21%
Return After Taxes on Distributions		6.32%	1.90%	3.30%
Return After Taxes on Distributions and Sale of Fund Shares		5.12%	2.06%	3.17%

Bloomberg U.S. High Yield Enhanced Fallen Angels Index (reflects no deduction for fees, expenses or taxes) (1)		N/A	N/A	N/A

RAFI® Bonds U.S. High Yield 1-10 Index (reflects no deduction for fees, expenses or taxes)(1)		9.19%	4.28%	5.92%

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.30%	-0.36%	2.01%

Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)		8.62%	4.51%	6.53%

(1) Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from RAFI® Bonds U.S. High Yield 1-10 Index to Bloomberg U.S. High Yield Enhanced Fallen Angels Index. Prior to its commencement date of November 2025, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund's performance would have been different.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.